MARYLAND

DEPARTMENT OF

ASSESSMENTS AND TAXATION

Date: 10/31/2024

VENABLE LLP

SUITE 900

750 E. PRATT STREET

BALTIMORE MD 21202

THIS LETTER IS TO CONFIRM ACCEPTANCE OF THE FOLLOWING FILING:
ENTITY NAME	:	WESTERN ASSET INVESTMENT GRADE OPPORTUNITY TRUST INC.
DEPARTMENT ID	:	D13023064
TYPE OF REQUEST	:	ARTICLES OF AMENDMENT / NAME CHANGE
DATE FILED	:	10-31-2024
TIME FILED	:	12:27 PM
RECORDING FEE	:	$100.00
EXPEDITED FEE	:	$445.00
COPY FEE	:	$23.00
FILING NUMBER	:	1000362014702015
CUSTOMER ID	:	0003999467
WORK ORDER NUMBER	:	0005216041

PLEASE VERIFY THE INFORMATION CONTAINED IN THIS LETTER. NOTIFY THIS DEPARTMENT IN WRITING IF ANY INFORMATION IS INCORRECT. INCLUDE THE CUSTOMER ID AND THE WORK ORDER NUMBER ON ANY INQUIRIES.

Charter Division

Baltimore metro area (410) 767-4950

Outside metro area (888) 246-5941

0013924929

700 East Pratt Street 2nd Floor Suite 2700, Baltimore, Maryland 21202

Telephone (410)767-4950 / Toll free in Maryland (888)246-5941

MRS (Maryland Relay Service) (800)735-2258 TT/Voice

Website: www.dat.maryland.gov

CACCPT

ENTITY TYPE:	ORDINARY BUSINESS - STOCK
STOCK:	Y
CLOSE:	N
EFFECTIVE DATE:	10-31-2024
PRINCIPAL OFFICE:	2405 YORK ROAD
SUITE 201
LUTHERVILLE TIMONIUM MD 21093-2264
RESIDENT AGENT:	THE CORPORATION TRUST INCORPORATED
2405 YORK ROAD
SUITE 201
LUTHERVILLE TIMONIUM MD 21093-2264
COMMENTS:
THIS AMENDMENT RECORD INDICATES THE NAME CHANGE

FROM:	WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.
TO:	WESTERN ASSET INVESTMENT GRADE OPPORTUNITY TRUST INC.

EFFECTIVE AT 9:00 A.M., EASTERN TIME ON NOVEMBER 1, 2024

OCT 31 2024

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

ARTICLES OF AMENDMENT

THIS IS TO CERTIFY THAT:

FIRST: The charter (the “Charter”) of Western Asset Investment Grade Defined Opportunity Trust Inc., a Maryland corporation (the “Corporation”), is hereby amended by deleting existing ARTICLE II in its entirety and substituting in lieu thereof a new Article to read as follows:

“ARTICLE II

NAME

The name of the corporation (which is hereinafter called the “Corporation”) is:

Western Asset Investment Grade Opportunity Trust Inc.”

SECOND: The Charter of the Corporation is hereby further amended by deleting existing ARTICLE IX in its entirety and substituting in lieu thereof a new Article to read as follows:

“ARTICLE IX

PERPETUAL EXISTENCE

The duration of the Corporation shall be perpetual.”

THIRD: The amendment to the charter of the Corporation as hereinabove set forth in Article FIRST was approved by a majority of the entire Board of Directors of the Corporation (the “Board”) and was limited to a change expressly authorized by Section 2-605(a)(1) of the Maryland General Corporation Law without action by the stockholders.

FOURTH: The amendment to the charter of the Corporation as hereinabove set forth in Article SECOND has been duly advised by the Board and approved by the stockholders of the Corporation entitled to vote thereon as required by law.

FIFTH: The foregoing amendments to the charter of the Corporation shall become effective at 9:00 a.m., Eastern Time, on November 1, 2024.

SIXTH: The undersigned acknowledges these Articles of Amendment to be the corporate act of the Corporation and, as to all matters or facts required to be verified under oath, the undersigned acknowledges that, to the best of such officer’s knowledge, information and belief, these matters and facts are true in all material respects and that this statement is made under the penalties for perjury.

IN WITNESS WHEREOF, the Corporation has caused these Articles to be signed in its name and on its behalf by its President and Chief Executive Officer and attested to by its Secretary on this 31st day of October, 2024.

ATTEST:	WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

/s/ Marc A. De Oliveira	/s/ Jane Trust
Marc A. De Oliveira	Jane Trust
Secretary	President and Chief Executive Officer

State of Maryland

I hereby certify that this is a true and complete copy of the 3 page document on file in this office. Dated: 10/31/24.

State of Department of Assessments and Taxation

This Stamp replaces our previous certification system. Effective: 6/95

CORPORATE CHARTER APPROVAL SHEET** EXPEDITED SERVICE ** ** KEEP WITH DOCUMENT ** DOCUMENT CODE CflK BUSINESS CODE 03 Affix Barcode Label Here .J^SZ.’ScfeA Close Stock X. Nonstock P.A. Religious Merging /Converting Affix Text Label Here Surviving/Resulting New Name \)0e5\ecn Asset- Ww^rneytr Girods (dpporWi\K\ Gcv^ \^c.FEES REMITTED Base Fee: \0O % Change of Name Org. & Cap. Fee: Change of Principal Office Expedite Fee: _____ Change of Resident Agent Penalty: Change of Resident Agent Mdi ess State Recordation Tax: ________ Resignation of Resident Am nt State Transfer Tax: Designation of Resident Agent I Certified Copies and Resident Agent’s Address . Copy Fee: ^—23Change of Business Code Certificates Certificate of Status Fee: Adoption of Assumed Nana Personal Property Filings: NP Fund: Other: Other Change(s) TOTAL FEES: _ 5 Q8 „ Code Credit Card Check Cash \ 1 _..Attention: \ Documents onI Checks Mail: Names and Address Approved By: — Keyed By: COMMENT(S): * *WWL at R:cba™. A^ on November 1,024 Stamp Work Order and Customer Number HERE